Property, Plant and Equipment - Narrative (Details)	3 Months Ended		12 Months Ended		23 Months Ended
	Jun. 30, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Jun. 30, 2021 CAD ($) facility	Jun. 30, 2020 CAD ($)	Sep. 30, 2021 CAD ($)	Jun. 30, 2019 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale			$ 19,241,000	$ 1,247,000
Property, plant and equipment	$ 946,380,000		606,093,000	946,380,000		$ 765,567,000
Borrowing costs capitalized to construction in progress			$ 2,100,000	$ 22,000,000.0
Weighted average interest rate for capitalization			13.00%	13.00%
Property, plant and equipment, temporarily idle	216,000,000.0		$ 40,000,000.0	$ 216,000,000.0
Depreciation expense			66,500,000	74,500,000
Depreciation expense recognized in cost of goods sold			38,100,000	27,900,000
Impairment of property, plant and equipment			272,989,000	148,234,000
Net proceeds from disposal			$ 5,654,000	8,607,000
Impairment loss recognised in profit or loss				75,035,000
Canadian Hemp CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of CGU		$ 200,000
Impairment loss recognised in profit or loss	0	$ 9,800,000
Latin American Hemp and European Hemp CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment				15,900,000
Computer software & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			3 years
Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			5 years
Production Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Number of production facilities sold | facility			2
Proceeds from sale			$ 13,900,000
Property, plant and equipment			3,800,000
Gains on disposals of property, plant and equipment			10,100,000
Impairment of property, plant and equipment			31,200,000	86,500,000
Aurora Sun Facility
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, temporarily idle	212,100,000		35,900,000	212,100,000
Impairment of property, plant and equipment			220,800,000
Nordic Sky Facility
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, temporarily idle	3,900,000		4,200,000	3,900,000
Impairment of property, plant and equipment				34,600,000
Certain European Property, Plant And Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment			1,500,000
Canadian Custom Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment			8,700,000
Manufacturing Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment			$ 10,900,000
Exeter Property
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment					$ 1,400,000
Transfer of land and real estate to held for sale				18,200,000
Net proceeds from disposal				8,600,000
Bottom of range | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			2 years
Bottom of range | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			10 years
Top of range | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			10 years
Top of range | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			30 years
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,221,371,000		$ 1,073,831,000	1,221,371,000
Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	863,507,000		544,848,000	863,507,000		763,928,000
Impairment of property, plant and equipment			272,989,000	145,818,000
Owned assets | Canadian Hemp CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment				7,400,000
Owned assets | Computer software & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,152,000		7,815,000	18,152,000		15,483,000
Impairment of property, plant and equipment			1,865,000	108,000
Owned assets | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	116,440,000		101,245,000	116,440,000		84,509,000
Impairment of property, plant and equipment			9,443,000	24,216,000
Owned assets | Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,114,000		5,909,000	6,114,000		6,465,000
Impairment of property, plant and equipment			285,000	139,000
Owned assets | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	380,676,000		328,263,000	380,676,000		395,055,000
Impairment of property, plant and equipment			8,582,000	82,721,000
Owned assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,124,370,000		996,904,000	1,124,370,000
Owned assets | Cost | Computer software & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	30,947,000		34,001,000	30,947,000
Owned assets | Cost | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	187,512,000		182,946,000	187,512,000
Owned assets | Cost | Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,888,000		11,938,000	9,888,000
Owned assets | Cost | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	515,264,000		413,589,000	515,264,000
Right-of-use lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	82,873,000		61,245,000	82,873,000		1,639,000
Impairment of property, plant and equipment			0	2,416,000
Right-of-use lease assets | Canadian Hemp CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment				2,400,000
Right-of-use lease assets | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,395,000		1,611,000	2,395,000		1,639,000
Impairment of property, plant and equipment			0	0
Right-of-use lease assets | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	53,403,000		36,857,000	53,403,000		$ 0
Impairment of property, plant and equipment			0	2,416,000
Right-of-use lease assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	97,001,000		76,927,000	97,001,000
Right-of-use lease assets | Cost | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,591,000		5,045,000	5,591,000
Right-of-use lease assets | Cost | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 63,548,000		$ 48,134,000	$ 63,548,000